Related Party Transactions (Key Personnel Compensations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Short-term employee benefits	¥ 7,561	¥ 5,926	¥ 5,218
Post-employment benefits	159	143	148
Share-based payments	0	505	1,270
Total	¥ 7,720	¥ 6,574	¥ 6,636